SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT DEPRECIATION RATES	Property and equipment are recorded at cost less accumulated depreciation and impairment losses at the following depreciation rates:
Computer hardware & IT	Double declining balance method – 30%
Property and equipment are recorded at cost less accumulated depreciation and impairment losses at the following depreciation rates:
Computer hardware & IT	Double declining balance method – 30%